SUPPLEMENTARY OIL AND GAS INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2015
Supplementary Oil and Gas Information [Abstract]
Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities Disclosure [Table Text Block]
A summary of the costs incurred for FCX's oil and gas acquisition, exploration and development activities for the years ended December 31 follows:

	2015	2014	2013[a]
Property acquisition costs:
Proved properties	$—	$463	$12,205	[b]
Unproved properties	61	1,460	11,259	[c]
Exploration costs	1,250	1,482	502
Development costs	1,442	1,270	854
	$2,753	$4,675	$24,820

a.	Includes the results of FM O&G beginning June 1, 2013.

b.	Includes $12.2 billion from the acquisitions of PXP and MMR.

c.	Includes $11.1 billion from the acquisitions of PXP and MMR.

Capitalized Costs Relating to Oil and Gas Producing Activities Disclosure [Table Text Block]
The aggregate capitalized costs subject to amortization for oil and gas properties and the aggregate related accumulated amortization as of December 31 follow:

	2015		2014		2013
Properties subject to amortization	$24,538		$16,547		$13,829
Accumulated amortization	(22,276)	[a]	(7,360)	[a]	(1,357)
	$2,262		$9,187		$12,472

a.	Includes charges of $13.1 billion in 2015 and $3.7 billion in 2014 to reduce the carrying value of oil and gas properties pursuant to full cost accounting rules.

Schedule of Capitalized Costs of Unproved Properties Excluded from Amortization [Table Text Block]
A summary of the categories of costs comprising the amount of unproved properties not subject to amortization by the year in which such costs were incurred follows:

		Years Ended December 31,
	Total	2015	2014	2013[a]
U.S.:
Onshore
Acquisition costs	$389	$6	$—	$383
Exploration costs	8	7	1	—
Capitalized interest	2	2	—	—
Offshore
Acquisition costs	4,048	57	1,304	2,687
Exploration costs	331	201	130	—
Capitalized interest	37	25	11	1
International:
Offshore
Acquisition costs	7	—	—	7
Exploration costs	7	2	5	—
Capitalized interest	2	1	1	—
	$4,831	$301	$1,452	$3,078

a.	Includes the results of FM O&G beginning June 1, 2013.

Results of Operations for Oil and Gas Producing Activities Disclosure [Table Text Block]
The results of operations from oil and gas producing activities for the years ended December 31, 2015 and 2014, and the period from June 1, 2013, to December 31, 2014, presented below exclude non-oil and gas revenues, general and administrative expenses, goodwill impairment, interest expense and interest income. Income tax benefit (expense) was determined by applying the statutory rates to pre-tax operating results:

	Years Ended December 31,		June 1, 2013, to
	2015	2014	December 31, 2013
Revenues from oil and gas producing activities	$1,994	$4,710	$2,616
Production and delivery costs	(1,215)	(1,237)	(682)
Depreciation, depletion and amortization	(1,772)	(2,265)	(1,358)
Impairment of oil and gas properties	(13,144)	(3,737)	—
Income tax benefit (expense) (based on FCX's statutory tax rate)	5,368	958	(219)
Results of operations from oil and gas producing activities	$(8,769)	$(1,571)	$357

Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Table Text Block]
The following table sets forth certain data pertaining to proved, proved developed and proved undeveloped reserves, all of which are in the U.S., for the years ended December 31, 2015 and 2014, and the period from June 1, 2013, to December 31, 2013.

	Oil	Gas	Total
	(MMBbls)[a,b]	(Bcf)[a]	(MMBOE)[a]
2015
Proved reserves:
Balance at beginning of year	288	610	390
Extensions and discoveries	11	43	17
Acquisitions of reserves in-place	—	—	—
Revisions of previous estimates	(54)	(287)	(102)
Sale of reserves in-place	—	(2)	—
Production	(38)	(90)	(53)
Balance at end of year	207	274	252

Proved developed reserves at December 31, 2015	129	245	169

Proved undeveloped reserves at December 31, 2015	78	29	83

2014
Proved reserves:
Balance at beginning of year	370	562	464
Extensions and discoveries	10	35	16
Acquisitions of reserves in-place	14	9	16
Revisions of previous estimates	(10)	140	13
Sale of reserves in-place	(53)	(54)	(62)
Production	(43)	(82)	(57)
Balance at end of year	288	610	390

Proved developed reserves at December 31, 2014	184	369	246

Proved undeveloped reserves at December 31, 2014	104	241	144

2013
Proved reserves:
Balance at beginning of year	—	—	—
Acquisitions of PXP and MMR	368	626	472
Extensions and discoveries	20	20	24
Revisions of previous estimates	11	(26)	7
Sale of reserves in-place	—	(3)	(1)
Production	(29)	(55)	(38)
Balance at end of year	370	562	464

Proved developed reserves at December 31, 2013	236	423	307

Proved undeveloped reserves at December 31, 2013	134	139	157

a.	MMBbls = million barrels; Bcf = billion cubic feet; MMBOE = million BOE

b.
Includes 9 MMBbls of NGL proved reserves (6 MMBbls of developed and 3 MMBbls of undeveloped) at December 31, 2015, 10 MMBbls of NGL proved reserves (7 MMBbls of developed and 3 MMBbls of undeveloped) at December 31, 2014, and 20 MMBbls of NGL proved reserves (14 MMBbls of developed and 6 MMBbls of undeveloped) at December 31, 2013.

Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure [Table Text Block]
The Standardized Measure related to proved oil and natural gas reserves as of December 31 follows:

	2015	2014	2013
Future cash inflows	$10,536	$29,504	$38,901
Future production expense	(4,768)	(10,991)	(12,774)
Future development costs[a]	(4,130)	(6,448)	(6,480)
Future income tax expense	—	(2,487)	(4,935)
Future net cash flows	1,638	9,578	14,712
Discounted at 10% per year	(246)	(3,157)	(5,295)
Standardized Measure	$1,392	$6,421	$9,417

a.	Includes estimated asset retirement costs of $1.9 billion at December 31, 2015, and $1.8 billion at December 31, 2014 and 2013.

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows [Table Text Block]
A summary of the principal sources of changes in the Standardized Measure for the years ended December 31 follows:

	2015	2014	2013[a]
Balance at beginning of year	$6,421	$9,417	$—
Changes during the year:
Reserves acquired in the acquisitions of PXP and MMR	—	—	14,467
Sales, net of production expenses	(928)	(3,062)	(2,296)
Net changes in sales and transfer prices, net of production expenses	(7,766)	(2,875)	(459)
Extensions, discoveries and improved recoveries	45	194	752
Changes in estimated future development costs	1,287	(498)	(1,190)
Previously estimated development costs incurred during the year	985	982	578
Sales of reserves in-place	—	(1,323)	(12)
Other purchases of reserves in-place	—	487	—
Revisions of quantity estimates	(1,170)	399	102
Accretion of discount	797	1,195	701
Net change in income taxes	1,721	1,505	(3,226)
Total changes	(5,029)	(2,996)	9,417
Balance at end of year	$1,392	$6,421	$9,417

a.	Includes the results of FM O&G beginning June 1, 2013.